Summary of Significant Accounting Policies - Schedule of Computation of Dilutive Loss Per Common Share (Details) - shares	6 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Total	928,751	867,751
Stock Warrants [Member]
Total	820,055	803,001
Convertible Notes [Member]
Total	108,696	64,750